Segment information	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Disclosure of entity's operating segments [text block]
5 SEGMENT INFORMATION
5.1 Criteria for identifying operating segments
The Board of Directors and Board of Statutory Executive Officers evaluate the performance of the Company’s business segments through the Adjusted EBITDA.
The operating segments defined by the Company’s management are set forth below:
i)Pulp: comprised of the production and sale of hardwood eucalyptus pulp and fluff pulp, mainly to supply the foreign market.
ii)Paper: comprises the production and sale of paper to meet the demands of both the domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to their immateriality.
Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determines the allocation of resources on a consolidated basis.
In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all property, plant and equipment, biological and intangible assets are substantially in Brazil.
5.2 Information of operating segments

	03/31/2026
	Pulp	Paper	Total
Net sales	8,345,742	2,622,674	10,968,416
Domestic market (Brazil)	405,693	1,666,054	2,071,747
Foreign market	7,940,049	956,620	8,896,669
Cost of sales	(5,938,620)	(1,868,956)	(7,807,576)

Adjusted EBITDA	4,056,317	523,828	4,580,145
Adjustments to EBITDA (*)			1,643
Depreciation, depletion and amortization			(2,806,652)
Financial result			4,616,436
Net income before taxes			6,391,572

	03/31/2025
	Pulp	Paper	Total
Net sales	8,611,543	2,941,378	11,552,921
Domestic market (Brazil)	457,416	1,691,196	2,148,612
Foreign market	8,154,127	1,250,182	9,404,309
Cost of sales	(5,696,157)	(2,033,010)	(7,729,167)

Adjusted EBITDA	4,254,146	611,628	4,865,774
Adjustments to EBITDA (*)			(109,317)
Depreciation, depletion and amortization			(2,497,422)
Financial result			7,696,213
Net income before taxes			9,955,248

	03/31/2026	03/31/2025
(*) Adjustments to EBITDA
Loss from associates and joint ventures	(20,372)	(17,077)
Income (loss) on disposal and write-off of non-current assets	32,052	(46,306)
Provision/(reversals) for losses on ICMS credits (note 13.1)	13,211	(45,765)
Expenses on Asset Acquisition and Business Combinations	(15,062)
Restructuring expenses	(7,534)	(23)
Others (1)	(652)	(146)
	1,643	(109,317)

(1) It includes items with specific, non-cash and exceptional adjustments, such as: i) effective loss of the development contract advance program; and (ii) write-off of stacked wood inventory.
5.3 Net sales by product

	03/31/2026	03/31/2025
Products
Market pulp (1)	8,345,742	8,611,543
Printing and writing paper (2)	1,770,639	1,879,301
Paperboard	843,550	1,051,768
Other	8,485	10,309
	10,968,416	11,552,921
(1)Net sales of fluff pulp represent 0.5% of total net sales, and therefore were included in market pulp net sales. (0.7% as at March 31, 2025).
(2)Net sales of tissue represent 6.1% of total net sales, and therefore were included in printing and writing paper net sales. (5.8% as at March 31, 2025).

5.3.1 Main customers
As of March 31, 2026, the Company has 1 (one) customer responsible for 12.35% of the net sales of pulp operating segment and 1 (one) customer responsible for 11.70% of the net sales of the paper operating segment. As of December 31, 2025 the Company has 1 (one) customer responsible for 11.05% of the net sales of pulp operating segment and 1 (one) customer responsible for 12.45% of the net sales of the paper operating segment.
5.4 Goodwill based on expected future profitability
The goodwill based on expected future profitability arising from the business combination was allocated to the disclosable segments, which correspond to the Company's cash-generating units (“CGUs”), considering the economic benefits generated by such intangible assets. The allocation of goodwill is set out below:

	03/31/2026	12/31/2025
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242